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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.*
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     KBC Asset Management NV
Address:  Havenlaan 2
          1080 Brussels
          Belgium

Form 13F File Number: 028-13051

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Johan Lema
Title:    Chairman of the Executive Committee
Phone:    003224295048

Name:     Peter Buelens
Title:    Executive Director
Phone:    003224296181

Signature, Place, and Date of Signing:

     /s/ Johan Lema            Brussels, Belgium                5/06/13        .
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      [Signature]                [City, State]                  [Date]

     /s/ Peter Buelens         Brussels, Belgium                5/06/13        .
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      [Signature]                [City, State]                  [Date]

* THE PREVIOUS SUBMISSION OF THIS 13F-NT ON MAY 6, 2013, WAS INCORRECTLY MADE UNDER THE CIK OF KBC ASSET MANAGEMENT SA (CIK 0001456785), ACCESSION NUMBER 0001193125-13-200634, AND SHOULD BE DISREGARDED. THE CORRECT FILING CAN BE FOUND IN THE FILING INFORMATION OF KBC ASSET MANAGEMENT NV, CIK 0001411276.

Report Type (Check only one.):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section]

Form 13F File Number      Name
028-13043                 KBC Group NV

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